UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1: Report to Shareholders

Total Equity Market Index Fund	June 30, 2010

The views and opinions in this report were current as of June 30, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The global economic recovery began to falter in the last six months under the increasing strain of too much debt and too little spending. Developed countries from Europe to the United States were dealing with the classic conundrum following a financial crisis—how to rein in spiraling debt, which saps long-term growth, while spending enough to pull industries, workers, and consumers out of economic malaise. As the period drew to a close, it became abundantly clear that the road to a sustainable economic recovery would continue to come in fits and starts. As a result, the Equity Index 500 Fund, the Total Equity Market Index Fund, and the Extended Equity Market Index Fund posted losses over the past six months, closely tracking the returns of their respective S&P benchmarks.

MARKET ENVIRONMENT

U.S. stocks got off to a solid start at the beginning of the year. The rally in equities that began in March 2009, showed impressive resilience, as credit markets improved and corporations reported robust earnings. Payrolls grew at their fastest pace in four years in April, which suggested that the labor market had turned a long-awaited corner. The major U.S. stock indexes reached pre-crisis levels, though they remained well off their 2007 all-time highs. But in May, private sector hiring unexpectedly fell back sharply, and investors grew worried that job growth had stalled. The housing market appeared to lose momentum as well, with sales of existing and new homes falling. Concerned about their jobs and home values, Americans kept their spending increases to a minimum, which further weighed on growth. The manufacturing and services industries, which had seen a steady rise in their respective indexes since the recovery began in 2009, continued to improve in June but at a slower-than-expected rate.

Investors also grew increasingly concerned about the debt problems plaguing European countries. Greece’s debt was downgraded to junk status, while Portugal and Spain also suffered ratings downgrades. The International Monetary Fund, the European Union, and the European Central Bank unveiled a nearly $1 trillion rescue package in early May. These measures moderated the sell-off in European equities. But as the dust settled, it became clear that Europe’s problems might weigh on global growth. Worries that China might be in danger of a slowdown or vulnerable to runaway inflation also stoked investor anxiety. Slowing growth in the U.S. and challenges overseas prompted the Federal Reserve to acknowledge that the recovery had stalled. It maintained the fed funds target rate at 0.00% to 0.25%. However, despite persistent concerns about deflation, or price declines, the Fed made no additional moves to stimulate growth, such as buying longer-term debt or private sector debt, as some policymakers have suggested.

The broad stock indexes finished the period with declines, though smaller companies held up much better than larger stocks. The large-cap S&P 500 Index returned -6.65% in the first half of 2010, while the S&P Completion Index, a broad measure of small- and mid-cap stock performance, returned -1.73%. As measured by various Russell indexes, value stocks outperformed growth stocks across all market capitalizations. All sectors in the S&P 500 Index declined in the period. Materials, energy, and information technology were among the weakest sectors, while industrials, consumer discretionary, and consumer staples declined the least. Three of 10 sectors in the S&P Completion Index recorded positive results, led by consumer discretionary, health care, and financials.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s equity market index funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invest in approximately 1,492 and 1,848 stocks, respectively, as of June 30, 2010.

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full-replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds (ETFs) so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally low, which enables investors to retain more of their returns.

Equity Index 500 Fund

Your fund returned -6.79% for the first six months of 2010. As shown in the accompanying table, the fund’s return closely tracked the performance of its benchmark, the S&P 500 Stock Index. Fund performance tends to lag that of the benchmark due to annual operating and management expenses.

Each of the 10 major sectors in the S&P 500 declined for the six-month period. Materials led the sell-off, amid weakening economic conditions, closely followed by energy stocks, which also suffered from the stalling economy, the fallout from the Gulf oil spill, and low inflation. Information technology, which experienced a strong performance last year, fell sharply amid the expectation that inventories would remain flat. As the cyclical recovery lost steam, consumer products held up the best. Perhaps surprisingly, consumer discretionary spending fell only slightly, which offered some hope that negative consumer sentiment is a temporary response to the myriad negative financial news of the last several months.

The information technology sector composes about 19% of the fund, making it the largest sector. The sector lost ground in the last six months due to the expected slowdown in business and consumer spending. The software industry turned in a poor performance as Microsoft struggled due to concerns about the potential impact of weakness in Europe on personal computer demand. Nevertheless, the infrastructure software company should benefit from an upcoming corporate PC upgrade cycle and the continued adoption of Windows 7, as well as the launch of Office 2010. Semiconductors and semiconductor equipment companies were also hurt by business spending. While the IT sector struggled, computers and peripherals was the fund’s strongest-performing industry. Apple continued to post impressive gains and was the fund’s top contributor. The company has generated increasing profits during the year due to its strong sales of the iPhone and iPad. Internet giant Google, which benefited from a strong global resurgence in advertising sales last year, saw slowing growth as the economic recovery stalled. But the search business is continuing to grow, and Google should be a major beneficiary of that trend. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

The energy sector was hard hit amid the fallout of the oil spill in the Gulf of Mexico. ExxonMobil, the fund’s top holding, suffered a sharp decline as investors abandoned the oil, gas, and consumable fuels industry. The company also reported disappointing earnings due to less profitability in its operations and increasing health care costs. Chevron, another top holding in the fund, also declined sharply. The energy equipment and services industry fell as investors expected that lawsuits stemming from the Gulf oil spill would adversely affect industry profits for some time to come. These include companies involved in the engineering, execution, or manufacture of products used in the exploration, development, and transport of oil.

Financials weakened over the period due to the European debt crisis and the expectation that the federal financial regulatory reform would curtail profits. JPMorgan Chase, Morgan Stanley, and Wells Fargo fell, as renewed questions about their involvement in the subprime market meltdown was highlighted by the government’s independent commission that is charged with determining the causes of the worst financial crisis since the Great Depression. Goldman Sachs was also summoned before the commission and fell sharply after the Securities and Exchange Commission issued a complaint against the company alleging unethical conduct. Investors feared that the secondary effects of the complaint—employee attrition and declining business—could hamper the company’s profits.

The materials sector is a relatively small component of the index, but its losses were a large contributor to the absolute decline in the fund. Many of the companies in the sector, such as chemicals company Monsanto and metals and mining giant Freeport McMoRan Copper & Gold, are multinationals that have considerable business interests in emerging markets, particularly China. When Beijing signaled its determination to scale back its robust growth—albeit slightly—investors grew nervous that infrastructure spending would decline and corporate profits would, too.

Consumer staples is considered a “noncyclical” sector that is somewhat impervious to the business cycle. But as the economy slowed, some of these companies, such as Wal-Mart, Philip Morris International, and Coca-Cola, fell. Procter & Gamble, another bellwether stock, also declined.

The remaining sectors of the index all suffered declines during the six months. In health care, pharmaceutical giant Pfizer fell sharply after disappointing earnings and the company’s announcement that it was suspending testing of an osteoarthritis drug treatment. Johnson & Johnson came under scrutiny due to quality control problems and the recall of popular over-the-counter drugs. Industrial conglomerate GE was a poor performer due to lower factory orders, sagging unemployment, and a retreating consumer.

Standard & Poor’s authorized nine changes to the composition of the S&P 500 Index in the first half of 2010. Please see the table on page 11 for a complete list of index changes.

Total Equity Market Index Fund

Your fund returned -6.01% for the six months ended June 30, 2010, closely tracking the return of its performance benchmark, the S&P Total Market Index (see the table below). Fund performance often trails that of the benchmark slightly due to operating and management expenses.

In general, what is true about the performance of the S&P 500 Index is also true about the performance of the S&P Total Market Index. The Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents 75% of the Total Market Index’s overall market value. The largest components of the Total Market Index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

As with the S&P 500, energy and materials were the two sectors of the Total Market Index that declined the most in the first six months of 2010, amid the fallout from the Gulf oil spill and weakening economic conditions. Information technology and telecommunication services, both of which experienced strong performances last year, fell as expectations for business spending softened. As the cyclical recovery lost steam, consumer products held up the best. Financials performed well in the beginning of the year but lost ground in the last three months. Nonetheless, the sector’s six-month performance was better than that of most other sectors.

Extended Equity Market Index Fund

Your fund returned -1.87% in the first half of 2010, closely tracking the return of its benchmark, the S&P Completion Index (see the accompanying table on page 8). Fund performance often trails that of the benchmark slightly due to annual operating and management expenses.

Just three of the 10 sectors in the small- and mid-cap segment of the market posted positive results in the first six months of 2010. The energy sector was far and away the worst-performing sector in the S&P Completion Index, as the Gulf oil spill led to a broad-based sell-off in energy companies. It was followed by telecommunication services and materials stocks, which suffered from the stalled economic recovery. Consumer discretionary posted a decent return, as smaller, nimble companies were able to generate increased profits from lower inventories. Health care also had a small gain, as smaller companies in the sector avoided the quality control and regulatory issues that were vexing some of their larger rivals. Financials eked out a small gain in the last six months, despite negative performance late in the period.

OUTLOOK

Although the economy remains fragile, the financial markets appear to be healing. The key to ongoing economic growth is a recovery in the labor market, which we expect as the year progresses. We believe that growth in employment will be beneficial for companies in the consumer discretionary and financials sectors. Stock valuations are reasonable, especially in relation to today’s low interest rates. However, the economic recovery will be slow and uneven, and the Fed will likely keep monetary policy relaxed until it sees durable signs of employment growth.

We will continue to focus on our role of replicating the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

July 13, 2010

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Price-to-earnings (P/E) ratio – 12 months forward: P/E is a valuation measure calculated by dividing the price of a stock by the analysts’ forecast of the next 12 months’ expected earnings. The ratio is a measure of how much investors are willing to pay for the company’s future earnings. The higher the P/E, the more investors are paying for a company’s earnings growth in the next 12 months.

Projected earnings growth rate: A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

S&P 500 Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market’s value. The index includes approximately 4,500 stocks.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P Completion Index”, “S&P Total Market Index”, and “S&P TMI” are marks/trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by T. Rowe Price. The Product is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking.

If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 6/30/10‡	Year Ended 12/31/09‡	12/31/08‡	12/31/07‡	12/31/06‡	12/31/05‡
NET ASSET VALUE						
Beginning of period	$ 12.31	$ 9.71	$ 15.85	$ 15.30	$ 13.42	$ 12.80
Investment activities						
Net investment income	0.08	0.19	0.25	0.27	0.21	0.17
Net realized and unrealized gain (loss)	(0.82)	2.60	(6.15)	0.53	1.87	0.63
Total from investment activities	(0.74)	2.79	(5.90)	0.80	2.08	0.80
Distributions						
Net investment income	–	(0.19)	(0.24)	(0.25)	(0.20)	(0.18)
NET ASSET VALUE						
End of period	**$ 11.57**	**$ 12.31**	**$ 9.71**	**$ 15.85**	**$ 15.30**	**$ 13.42**

Ratios/Supplemental Data

Total return[(1)]	(6.01)%	28.76%	(37.16)%	5.25%	15.49%	6.23%
Ratio of total expenses to average net assets	0.40%[(2)]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	1.35%[(2)]	1.81%	1.86%	1.65%	1.45%	1.34%
Portfolio turnover rate	5.7%	9.0%	5.9%	9.1%	4.2%	4.5%
Net assets, end of period (in thousands)	$ 424,035	$ 460,087	$ 351,803	$ 525,794	$ 465,861	$ 382,473

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(2) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.7%		
CONSUMER DISCRETIONARY 10.6%		
Auto Components 0.3%		
American Axle & Manufacturing Holdings (1)(2)	6,000	44
Borg-Warner (1)(2)	4,800	179
Cooper Tire	4,000	78
Gentex	8,300	149
Goodyear Tire & Rubber (2)	9,800	98
Johnson Controls	24,500	658
Modine Manufacturing (2)	2,000	15
Standard Motor Products (1)	9,800	79
TRW (2)	3,400	94
		1,394
Automobiles 0.3%		
Ford Motor (2)	126,961	1,280
Harley-Davidson	8,600	191
Thor Industries	1,800	42
Winnebago (2)	2,000	20
		1,533
Distributors 0.1%		
Genuine Parts (1)	5,800	229
Infosonics (1)(2)	8,300	5
		234
Diversified Consumer Services 0.3%		
Apollo Group, Class A (2)	4,725	201
Career Education (1)(2)	3,100	71
Corinthian Colleges (1)(2)	4,700	46
DeVry	2,700	142
H&R Block	13,800	216
ITT Educational Services (1)(2)	1,200	100
Learning Tree International (1)(2)	3,000	33
Matthews International, Class A (1)	3,200	94

Regis (1)	2,000	31
Service Corporation International	12,700	94
Sotheby's	2,552	58
Stewart Enterprises, Class A (1)	12,600	68
Strayer Education (1)	700	145
Weight Watchers (1)	2,600	67
		1,366
Hotels, Restaurants & Leisure 1.8%		
Bob Evans Farms	2,500	61
Boyd Gaming (1)(2)	4,000	34
Brinker	4,825	70
Carnival	15,500	469
CEC Entertainment (2)	900	32
Chipotle Mexican Grill (1)(2)	1,300	178
Choice Hotels International (1)	2,700	82
Cracker Barrel Old Country Store (1)	1,400	65
Darden Restaurants	5,300	206
Gaylord Entertainment (1)(2)	2,800	62
International Game Technology	11,900	187
International Speedway, Class A	1,600	41
Interval Leisure (1)(2)	5,204	65
Jack In The Box (1)(2)	3,400	66
Krispy Kreme (1)(2)	4,200	14
Krispy Kreme, Warrant, 3/2/12 (2)	117	—
Landry's Seafood Restaurant (1)(2)	1,100	27
Las Vegas Sands (2)	8,600	190
Marriott, Class A (1)	8,636	259
McDonald's	40,000	2,635
MGM Resorts International (2)	7,543	73
MTR Gaming Group (1)(2)	5,600	9
Multimedia Games (1)(2)	4,900	22
Panera Bread, Class A (2)	1,400	105
Papa John's International (1)(2)	2,000	46

PF Chang's China Bistro (1)	1,700	67
Pinnacle Entertainment (2)	4,200	40
Royal Caribbean Cruises (1)(2)	3,300	75
Ruby Tuesday (1)(2)	4,700	40
Shuffle Master (1)(2)	6,000	48
Sonic (1)(2)	3,400	26
Speedway Motorsports (1)	1,600	22
Starbucks	26,700	649
Starwood Hotels & Resorts Worldwide	7,900	327
The Cheesecake Factory (1)(2)	3,700	82
Vail Resorts (1)(2)	1,800	63
Wendy's / Arby's Group	17,675	71
WMS Industries (1)(2)	2,600	102
Wyndham Worldwide	8,930	180
Wynn Resorts	2,600	198
Yum! Brands	16,900	660
		7,648

Household Durables 0.6%

American Greetings, Class A (1)	1,500	28
Beazer Homes (1)(2)	2,400	9
Blyth (1)	375	13
Cavco Industries (1)(2)	1,940	68
D. R. Horton	10,960	108
Ethan Allen Interiors (1)	400	5
Fortune Brands	5,300	208
Furniture Brands International (1)(2)	5,700	30
Harman International (2)	2,800	84
Hovnanian Enterprises (1)(2)	4,900	18
Jarden	3,895	105
KB Home (1)	3,200	35
Kid Brands (1)(2)	7,400	52
La-Z-Boy (2)	3,500	26
Leggett & Platt	5,900	118

Lennar, Class A	4,200	58
MDC Holdings (1)	1,545	42
Meritage (1)(2)	3,000	49
Mohawk Industries (1)(2)	1,831	84
Newell Rubbermaid	10,476	153
NVR (2)	240	157
Pulte Group (2)	14,640	121
Ryland Group (1)	2,100	33
Standard Pacific (1)(2)	7,100	24
Stanley Black & Decker	6,150	311
Stanley Furniture (1)(2)	1,200	5
Tempur-Pedic (1)(2)	3,800	117
Toll Brothers (1)(2)	5,300	87
Tupperware Brands	2,800	111
Whirlpool	2,522	221
		2,480
Internet & Catalog Retail 0.6%		
Amazon.com (2)	12,500	1,366
Blue Nile (1)(2)	700	33
Expedia	9,124	171
HSN (1)(2)	3,104	74
IAC/InterActiveCorp (2)	3,262	72
Netflix (2)	2,400	261
Nutri/System (1)	3,600	82
Petmed Express	2,500	44
priceline.com (2)	1,850	327
ValueVision Media (1)(2)	3,200	6
		2,436
Leisure Equipment & Products 0.2%		
Arctic Cat (1)(2)	2,000	18
Brunswick (1)	5,900	73
Callaway Golf (1)	2,800	17

Eastman Kodak (1)(2)	14,900	65
Hasbro	4,000	164
Mattel	11,400	241
Polaris Industries	1,100	60
Pool	2,305	51
		689

Media 2.9%

AH Belo, Class A (1)(2)	6,280	42
Arbitron (1)	2,280	58
Ascent Media, Class A (1)(2)	955	24
Belo, Class A (1)(2)	3,900	22
Cablevision, Class A	9,200	221
CBS, Class B (1)	26,629	344
Clear Channel Outdoor, Class A (1)(2)	5,100	44
Comcast, Class A	101,891	1,770
DIRECTV (2)	34,550	1,172
Discovery Communications, Class A (1)(2)	10,500	375
Discovery Communications, Class C (2)	1,950	60
DISH Network	9,400	171
DreamWorks Animation, Class A (2)	3,000	86
Entercom Communications (1)(2)	1,200	11
Entravision Communications, Class A (1)(2)	36,200	76
Gannett (1)	9,600	129
Gray Communications (1)(2)	1,700	4
Harte-Hanks (1)	6,900	72
Interactive Data	2,900	97
Interpublic Group (2)	21,251	152
John Wiley & Sons (1)	1,900	73
Lamar Advertising (2)	3,800	93
Lee Enterprises (1)(2)	8,300	21
Liberty Global (2)	11,307	294
Live Nation Entertainment (1)(2)	7,186	75
Madison Square Garden, Class A (2)	2,600	51

McClatchy (1)(2)	1,916	7
McGraw-Hill	11,000	310
Media General, Class A (1)(2)	1,600	16
Mediacom Communications (1)(2)	5,400	36
Meredith (1)	2,300	72
New York Times, Class A (1)(2)	5,900	51
News Corporation, Class A	81,684	977
Nexstar Broadcasting (2)	6,300	28
Omnicom	11,400	391
Primedia (1)	4,683	14
Regal Entertainment, Class A (1)	5,000	65
Scholastic (1)	1,100	27
Scripps, Class A (1)(2)	733	5
Scripps Networks Interactive	3,200	129
Time Warner	40,973	1,185
Time Warner Cable, Class A	11,904	620
Valassis Communications (2)	3,600	114
Viacom, Class B	20,729	650
Walt Disney	67,853	2,137
Washington Post, Class B	170	70
		12,441

Multiline Retail 0.8%

99 Cents Only Stores (2)	2,900	43
Big Lots (2)	3,700	119
Dollar Tree (2)	4,500	187
Family Dollar Stores	4,900	185
J.C. Penney	8,600	185
Kohl's (2)	11,500	546
Macy's	17,666	316
Nordstrom	7,000	225
Saks (1)(2)	4,375	33
Sears Holdings (1)(2)	1,931	125
Target	27,000	1,328

Tuesday Morning (1)(2)	4,500	18
		3,310
Specialty Retail 2.1%		
Abercrombie & Fitch (1)	2,916	89
Advance Auto Parts	3,350	168
American Eagle Outfitters	9,250	109
AnnTaylor Stores (2)	4,200	68
Autonation (1)(2)	2,300	45
AutoZone (2)	1,200	232
Barnes & Noble (1)	1,600	21
Bed Bath & Beyond (2)	8,900	330
Best Buy	11,850	401
Blockbuster, Class A (1)(2)	6,600	2
Borders (1)(2)	2,700	4
CarMax (1)(2)	8,658	172
Charming Shoppes (1)(2)	6,100	23
Chico's	9,500	94
Christopher & Banks	2,900	18
Collective Brands (1)(2)	3,506	55
Conns (1)(2)	4,700	28
Cost Plus (1)(2)	900	3
Dick's Sporting Goods (1)(2)	3,600	90
Dress Barn (1)(2)	1,625	39
Foot Locker	5,600	71
Franklin Covey (1)(2)	5,200	34
GameStop (2)	6,670	125
GAP	17,750	345
Genesco (1)(2)	1,500	39
Group One Automotive (1)(2)	1,600	38
Hibbett Sports (2)	2,362	57
Home Depot	59,550	1,672
Hot Topic (1)	3,950	20
Lowe's	51,500	1,052

MarineMax (2)	1,700	12
Men's Wearhouse (1)	3,400	62
O'Reilly Automotive (1)(2)	5,300	252
Office Depot (2)	10,000	40
OfficeMax (1)(2)	6,622	86
Pacific Sunwear (1)(2)	2,325	7
Pep Boys (1)	1,700	15
PetSmart	4,100	124
Pier 1 Imports (1)(2)	5,000	32
RadioShack	5,700	111
Rent-A-Center (2)	2,800	57
Ross Stores	4,400	234
Sally Beauty Supply (1)(2)	6,700	55
Select Comfort (1)(2)	5,050	44
Staples	27,075	516
Talbots (1)(2)	3,000	31
The Children's Place (1)(2)	2,000	88
The Finish Line, Class A	5,505	77
The Limited	11,555	255
Tiffany	4,900	186
TJX	16,200	680
Urban Outfitters (1)(2)	5,100	175
West Marine (1)(2)	3,900	42
Williams-Sonoma (1)	4,800	119
Zumiez (1)(2)	2,100	34
		8,778

Textiles, Apparel & Luxury Goods 0.6%

Coach	12,000	439
Columbia Sportswear	1,500	70
Deckers Outdoor (1)(2)	1,000	143
Fossil (2)	2,200	76
Hanesbrands (2)	4,900	118
Iconix Brand Group (2)	6,500	93

K-Swiss, Class A (1)(2)	3,900	44
Liz Claiborne (1)(2)	2,100	9
Movado Group (1)(2)	2,000	21
Nike, Class B (1)	13,800	932
Polo Ralph Lauren	2,300	168
Quiksilver (2)	11,600	43
Rocky Brands (1)(2)	8,200	52
Timberland, Class A (2)	5,700	92
Unifi (1)(2)	22,700	87
V.F.	4,000	285
		2,672
Total Consumer Discretionary		44,981

CONSUMER STAPLES 9.7%

Beverages 2.2%

Brown-Forman, Class B	4,300	246
Coca-Cola	80,000	4,010
Coca-Cola Enterprises	13,300	344
Constellation Brands, Class A (2)	9,200	144
Dr. Pepper Snapple	9,200	344
Hansen Natural (2)	3,200	125
Molson Coors Brewing, Class B	5,700	241
PepsiCo	60,680	3,698
		9,152

Food & Staples Retailing 2.1%

BJ's Wholesale Club (1)(2)	2,300	85
Costco Wholesale	16,900	927
CVS Caremark	51,188	1,501
Great Atlantic & Pacific Tea (1)(2)	2,100	8
Kroger	22,900	451
Rite Aid (1)(2)	35,800	35
Ruddick (1)	2,200	68

Safeway	14,000	275
SUPERVALU	9,299	101
Sysco	20,000	571
The Pantry (1)(2)	1,200	17
United Natural Foods (1)(2)	3,700	111
Wal-Mart	73,800	3,548
Walgreen	35,100	937
Weis Markets (1)	1,200	39
Whole Foods Market (1)(2)	6,800	245
		8,919

Food Products 1.8%

Alico	3,900	90
Archer-Daniels-Midland	22,072	570
Bunge Limited	5,400	266
Campbell Soup (1)	7,100	254
ConAgra	15,208	355
Corn Products International	2,800	85
Dean Foods (2)	6,479	65
Del Monte Foods	10,011	144
Flowers Foods (1)	4,415	108
General Mills	22,000	781
H.J. Heinz	11,300	488
Hain Celestial Group (1)(2)	3,200	65
Hershey Foods (1)	5,600	268
Hormel Foods	2,800	113
J.M. Smucker	4,316	260
Kellogg	10,500	528
Kraft Foods, Class A	64,676	1,811
Lancaster Colony (1)	1,200	64
Lance (1)	3,800	63
McCormick (1)	5,500	209
Mead Johnson Nutrition, Class A	7,400	371
Sara Lee (1)	25,600	361

Smithfield Foods (2)	6,100	91
Tasty Baking (1)	5,200	38
Tootsie Roll Industries (1)	2,550	60
Treehouse Foods (1)(2)	2,175	99
Tyson Foods, Class A	12,254	201
		7,808
Household Products 2.1%		
Clorox	5,600	348
Colgate-Palmolive	18,000	1,418
Energizer (2)	2,600	131
Kimberly-Clark	13,300	806
Procter & Gamble	101,912	6,113
		8,816
Personal Products 0.2%		
Alberto Culver	3,900	106
Avon	15,100	400
Elizabeth Arden (1)(2)	2,300	33
Estee Lauder, Class A	4,200	234
NBTY (2)	3,700	126
		899
Tobacco 1.3%		
Alliance One International (1)(2)	14,200	51
Altria Group	70,300	1,409
Lorillard	3,800	273
Philip Morris International	68,700	3,149
Reynolds American	4,366	228
Universal (1)	1,600	63
Vector Group (1)	10,407	175
		5,348
Total Consumer Staples		40,942

ENERGY 9.9%

Energy Equipment & Services 2.0%

Allis-Chalmers Energy (1)(2)	11,200	23
Atwood Oceanics (2)	2,800	71
Baker Hughes	16,323	679
Bristow Group (1)(2)	1,200	35
Cameron International (2)	8,800	286
Carbo Ceramics (1)	1,600	115
Diamond Offshore Drilling (1)	2,400	149
Exterran Holdings (1)(2)	3,007	78
FMC Technologies (2)	5,274	278
Global Industries (1)(2)	4,700	21
Halliburton	31,100	764
Helix Energy Solutions Group (1)(2)	6,610	71
Helmerich & Payne	4,200	153
Hercules Offshore (1)(2)	5,848	14
ION Geophysical (1)(2)	5,500	19
Nabors Industries (2)	10,660	188
National Oilwell Varco	15,677	518
Newpark Resources (1)(2)	11,100	67
Noble	9,100	281
Oceaneering International (2)	2,600	117
Oil States International (2)	3,000	119
OYO Geospace (1)(2)	800	39
Parker Drilling (1)(2)	6,800	27
Patterson-UTI Energy (1)	7,200	93
Pride International (2)	6,500	145
Rowan (2)	3,900	86
Schlumberger	44,344	2,454
Seahawk Drilling (1)(2)	1,186	12
Smith International	9,213	347
Sulphco (1)(2)	15,000	4
Superior Energy (2)	4,000	75

TETRA Technologies (2)	4,550	41
Tidewater	1,600	62
Transocean (1)(2)	11,400	528
Unit (1)(2)	1,600	65
Weatherford International (2)	26,100	343
		8,367

Oil, Gas & Consumable Fuels 7.9%

Alpha Natural Resources (2)	4,876	165
Anadarko Petroleum	18,458	666
Apache	11,286	950
Arch Coal	7,543	149
Arena Resources (1)(2)	2,500	80
Atlas Energy (1)(2)	5,100	138
Bill Barrett (1)(2)	2,700	83
Cabot Oil & Gas (1)	4,700	147
Callon Petroleum (1)(2)	4,200	27
Chesapeake Energy	24,608	516
Chevron	74,233	5,037
Cimarex Energy	3,744	268
ConocoPhillips	54,049	2,653
CONSOL Energy	8,800	297
Crosstex Energy (1)(2)	3,700	24
Denbury Resources (2)	16,077	235
Devon Energy	15,432	940
El Paso	23,644	263
EOG Resources	9,400	925
Evergreen Energy (1)(2)	5,100	1
ExxonMobil	185,287	10,574
Fieldpoint Petroleum (2)	33,600	91
Forest Oil (2)	4,700	129
Frontier Oil (1)	4,500	61
General Maritime (1)	7,342	44
GMX Resources (1)(2)	5,800	38

Hess	11,300	569
Holly (1)	2,400	64
Marathon Oil	25,308	787
Mariner Energy (1)(2)	5,633	121
Massey Energy	3,900	107
Murphy Oil	7,400	367
Newfield Exploration (2)	5,400	264
Noble Energy	7,300	440
Occidental Petroleum	28,700	2,214
Patriot Coal (1)(2)	6,080	71
Peabody Energy	10,300	403
Penn Virginia (1)	3,000	60
Petrohawk Energy (2)	13,100	222
Petroleum Development (1)(2)	1,300	33
Pioneer Natural Resources	5,100	303
Plains Exploration & Production (2)	6,275	129
Quicksilver Resources (1)(2)	11,000	121
Range Resources	6,800	273
Southern Union	5,410	118
Southwestern Energy (2)	13,500	522
Spectra Energy	21,526	432
Stone Energy (1)(2)	3,600	40
Sunoco	4,700	163
Syntroleum (1)(2)	16,600	27
Tesoro Petroleum	5,200	61
Ultra Petroleum (2)	7,300	323
Valero Energy	19,214	346
Whiting Petroleum (2)	2,600	204
Williams Companies	19,285	353
World Fuel Services (1)	3,600	93
		33,731
Total Energy		42,098

FINANCIALS 16.3%

Capital Markets 2.3%

Ameriprise Financial	9,900	358
Apollo Investment	8,800	82
Ares Capital	9,430	118
Bank of New York Mellon	44,260	1,093
BGC Partners (1)	16,500	84
BlackRock	700	100
Charles Schwab	37,006	525
Cohen & Steers (1)	1,900	39
E*Trade Financial (2)	5,100	60
Eaton Vance (1)	6,100	168
Federated Investors, Class B (1)	3,650	76
Franklin Resources	9,700	836
GFI Group (1)	7,500	42
Goldman Sachs	18,460	2,423
Greenhill	1,300	80
Invesco	14,700	247
Investment Technology Group (2)	3,400	55
Janus Capital Group (1)	7,200	64
Jefferies Group (1)	5,400	114
Knight Capital Group (1)(2)	5,300	73
Legg Mason (1)	5,350	150
Morgan Stanley	49,600	1,151
Northern Trust	9,500	444
Piper Jaffray (1)(2)	1,215	39
Raymond James Financial	4,125	102
SEI Investments	7,400	151
State Street	18,030	610
Stifel Financial (1)(2)	2,050	89
TD Ameritrade Holding (1)(2)	9,200	141
Virtus Investment Partners (1)(2)	1,275	24
Waddell & Reed Financial, Class A	4,851	106

Westwood Holdings Group (1)	2,000	70
		9,714
Commercial Banks 3.2%		
1st Source (1)	2,513	42
Associated Banc (1)	8,467	104
Bancorp South (1)	3,200	57
Bank of Hawaii (1)	1,500	73
Bank of the Ozarks (1)	2,400	85
BB&T	24,712	650
BOK Financial (1)	1,115	53
Boston Private Financial (1)	3,600	23
Capitol Bancorp Limited (1)(2)	7,047	9
Citizens Republic Bancorp (1)(2)	16,979	14
City National (1)	500	26
Columbia Banking (1)	3,100	57
Comerica	5,600	206
Commerce Bancshares	2,855	103
Community Capital (1)(2)	2,300	10
Cullen/Frost Bankers (1)	2,200	113
CVB Financial (1)	6,639	63
East West Bancorp	7,600	116
F.N.B. (1)	4,058	33
Fidelity Southern (1)	4,760	31
Fifth Third Bancorp	31,390	386
First Busey (1)	4,950	22
First Financial Bancorp (1)	4,670	70
First Horizon National (1)	7,994	92
First Merchants (1)	8,630	73
First Midwest Bancorp (1)	2,450	30
FirstMerit (1)	3,449	59
Fulton Financial	10,574	102
German American Bancorp (1)	6,574	101
Glacier Bancorp (1)	3,700	54

Hancock Holding (1)	2,200	73
Huntington Bancshares	18,006	100
Iberiabank (1)	1,650	85
Integra Bank (1)(2)	4,471	3
International Bancshares (1)	3,812	64
KeyCorp	40,434	311
M & T Bank (1)	2,874	244
Marshall & Ilsley	14,591	105
Metrocorp Bancshares (1)(2)	4,200	12
Midwest Banc Holdings (2)	2,700	—
NBT Bancorp (1)	3,700	76
Old National Bancorp (1)	3,612	37
Oriental Financial (1)	5,527	70
Pacific Capital Bancorp (1)(2)	15,910	11
Park National (1)	915	59
Peoples Bancorp (1)	2,645	38
PNC Financial Services	18,293	1,034
Popular (2)	29,400	79
Prosperity Bancshares (1)	3,200	111
Regions Financial	40,256	265
Renasant (1)	3,375	48
S&T Bancorp (1)	3,000	59
Sandy Spring Bancorp (1)	3,600	50
Signature Bank (2)	2,700	103
Southwest Bancorp of Oklahoma (1)	2,600	35
Sterling Bancshares (1)	7,925	37
SunTrust (1)	20,700	482
Susquehanna Bancshares (1)	4,303	36
SVB Financial Group (1)(2)	1,500	62
Synovus Financial (1)	40,100	102
TCF Financial (1)	2,800	46
Texas Capital Bancshares (1)(2)	3,600	59
Trustmark (1)	4,200	87
U.S. Bancorp	70,455	1,575

UMB Financial	1,396	50
United Bankshares (1)	3,600	86
Valley National Bancorp	4,430	60
Webster Financial (1)	1,603	29
Wells Fargo	184,834	4,732
WesBanco (1)	2,400	40
WestAmerica	1,100	58
Whitney Holding (1)	3,425	32
Wilmington Trust (1)	1,500	17
Wintrust Financial (1)	1,950	65
Zions Bancorp	3,001	65
		13,649
Consumer Finance 0.7%		
Advance America Cash Advance Centers	3,500	15
American Express	43,300	1,719
AmeriCredit (2)	6,700	122
Capital One Financial	16,027	646
CompuCredit Holdings (1)	4,916	20
Discover Financial	20,600	288
First Marblehead (1)(2)	3,100	7
SLM Corporation (2)	19,100	198
Student Loan (1)	600	14
World Acceptance (2)	1,300	50
		3,079
Diversified Financial Services 3.7%		
Bank of America	365,644	5,254
CIT (2)	7,100	240
Citigroup (2)	801,114	3,012
CME Group	2,360	665
IntercontinentalExchange (2)	3,000	339
JPMorgan Chase	142,877	5,231
Leucadia National (2)	6,462	126

Moody's (1)	7,500	149
NASDAQ OMX Group (2)	6,900	123
NYSE Euronext	9,700	268
PHH (1)(2)	3,887	74
		15,481
Insurance 3.8%		
Ace	11,900	613
Aflac	17,000	725
Alleghany	332	97
Allstate	19,600	563
American Financial Group	4,050	111
Aon	9,050	336
Arthur J. Gallagher (1)	4,300	105
Assurant	4,500	156
Berkshire Hathaway, Class B (2)	60,100	4,789
Brown & Brown (1)	5,000	96
Chubb	12,600	630
Cincinnati Financial (1)	6,069	157
CNO Financial Group (1)(2)	26,500	131
Delphi Financial, Class A (1)	4,475	109
Erie Indemnity, Class A (1)	2,500	114
Everest Reinsurance Holdings	2,600	184
FBL Financial, Class A	3,432	72
Fidelity National Financial	9,077	118
First American Financial (1)	3,285	42
FPIC Insurance Group (1)(2)	3,450	89
Genworth Financial, Class A (2)	15,000	196
Hanover Insurance	2,100	91
Hartford Financial Services	12,500	277
HCC Insurance Holdings	5,050	125
Horace Mann Educators	4,900	75
Infinity Property & Casualty	1,500	69
Kansas City Life Insurance (1)	1,802	53

Lincoln National	9,684	235
Loews	9,200	306
Markel (1)(2)	480	163
Marsh & McLennan	19,500	440
MBIA (2)	10,500	59
Mercury General	2,400	100
MetLife	28,800	1,088
Navigators Group (1)(2)	1,600	66
Old Republic International	9,487	115
Phoenix Companies (1)(2)	9,500	20
Presidential Life	2,900	26
Principal Financial	12,400	291
ProAssurance (1)(2)	1,524	87
Progressive	28,200	528
Prudential Financial	17,000	912
Reinsurance Group of America	1,900	87
RLI (1)	1,500	79
StanCorp Financial Group	2,600	105
The Travelers Companies	18,623	917
Torchmark (1)	1,400	69
United Fire & Casualty	1,800	36
Unitrin	1,800	46
Unum	11,400	247
W. R. Berkley (1)	6,137	162
		16,307
Real Estate Investment Trusts (REITs) 2.2%		
Agree Realty, REIT (1)	2,900	68
Alexandria Real Estate, REIT	1,700	108
AMB Property, REIT	4,300	102
Apartment Investment & Management, REIT	4,751	92
Arlington Asset Investment, REIT (1)	415	8
AvalonBay Communities, REIT	3,086	288
Boston Properties, REIT	5,400	385

Brandywine Realty Trust, REIT	5,700	61
BRE Properties, Class A, REIT (1)	2,700	100
Camden Property Trust, REIT (1)	2,700	110
CBL & Associates Properties, REIT (1)	6,091	76
Cousins Properties, REIT	7,030	47
Digital Realty Trust, REIT (1)	4,600	265
Duke Realty, REIT (1)	5,800	66
EastGroup Properties, REIT	3,000	107
Equity Lifestyle Properties, REIT	2,500	121
Equity Residential, REIT	10,100	421
Essex Property Trust, REIT (1)	1,400	137
Federal Realty Investment Trust, REIT (1)	2,400	169
FelCor Lodging Trust, REIT (2)	4,848	24
First Industrial Realty, REIT (2)	2,800	13
Getty Realty, REIT (1)	5,100	114
HCP, REIT (1)	10,900	351
Health Care, REIT	4,600	194
Highwoods Properties, REIT (1)	3,600	100
Home Properties of New York, REIT (1)	1,700	77
Hospitality Properties Trust, REIT	6,200	131
Host Hotels & Resorts, REIT (1)	21,119	285
Kilroy Realty, REIT (1)	1,300	39
Kimco Realty, REIT	15,470	208
LaSalle Hotel Properties, REIT (1)	6,000	123
Liberty Property Trust, REIT	4,300	124
Macerich, REIT (1)	3,508	131
Mack-Cali Realty, REIT	3,200	95
Mid-America Apartment Communities, REIT	2,200	113
Mission West Properties, REIT (1)	11,200	76
Monmouth Real Estate Investment Trust, Class A, REIT (1)	8,382	62
MPG Office Trust, REIT (2)	14,800	43
Nationwide Health Properties, REIT	4,600	164
One Liberty Properties, REIT (1)	6,562	98
Parkway Properties, REIT	2,900	42

Pennsylvania, REIT	3,330	41
Plum Creek Timber, REIT	6,244	216
PMC Commercial Trust, REIT (1)	5,291	43
Post Properties, REIT	3,300	75
Potlatch, REIT (1)	2,788	100
ProLogis, REIT (1)	13,591	138
Public Storage, REIT	5,894	518
Rayonier, REIT	3,094	136
Realty Income, REIT (1)	4,400	133
Regency Centers, REIT (1)	3,200	110
Senior Housing Properties, REIT	5,600	113
Simon Property Group, REIT	10,301	832
SL Green Realty, REIT (1)	3,770	207
Strategic Hotel Capital, REIT (2)	13,900	61
Taubman Centers, REIT (1)	2,200	83
UDR, REIT (1)	9,979	191
Ventas, REIT (1)	6,600	310
Vornado Realty Trust, REIT	5,884	429
Weingarten Realty Investors, REIT	5,275	100
		9,174

Real Estate Management & Development 0.1%

CB Richard Ellis Group, Class A (2)	13,100	178
Consolidated-Tomoka Land (1)	900	26
Forest City Enterprises, Class A (2)	3,600	41
Forestar Group (1)(2)	4,000	72
St. Joe (1)(2)	4,100	95
		412

Thrifts & Mortgage Finance 0.3%

Astoria Financial (1)	3,625	50
BankAtlantic Bancorp, Class A (1)(2)	6,203	9
BankAtlantic Bancorp, Rights, 7/20/10 (2)	2,028	–
Berkshire Hills Bancorp (1)	3,400	66

Brookline Bancorp (1)	8,093	72
Capitol Federal Financial (1)	1,900	63
First Niagara Financial	11,305	142
Flushing Financial (1)	6,650	81
Hudson City Bancorp	17,809	218
MGIC Investment (2)	9,800	67
New York Community Bancorp	13,953	213
Northwest Bancshares (1)	11,600	133
People's United Financial	14,977	202
PMI Group (1)(2)	5,100	15
Radian	2,700	19
Tree.com (1)(2)	3,584	23
Washington Federal	3,942	64
		1,437
Total Financials		69,253

HEALTH CARE 12.0%

Biotechnology 1.7%

Alexion Pharmaceutical (2)	3,300	169
Alkermes (1)(2)	4,900	61
Amgen (2)	34,960	1,839
Ariad Pharmaceuticals (1)(2)	17,700	50
Array BioPharma (1)(2)	5,700	17
AVI BioPharma (1)(2)	4,000	6
Biogen Idec (2)	9,310	442
BioMarin Pharmaceutical (1)(2)	5,500	104
Celgene (2)	18,100	920
Celldex Therapeutics (1)(2)	6,750	31
Cephalon (1)(2)	2,700	153
Cubist Pharmaceuticals (1)(2)	4,000	82
Cytrx (1)(2)	50,700	39
Dendreon (1)(2)	5,000	162
Enzon Pharmaceuticals (1)(2)	6,600	70

Exelixis (2)	11,100	38
Genzyme (2)	10,349	525
Gilead Sciences (2)	32,460	1,113
Human Genome Sciences (1)(2)	7,000	159
ImmunoGen (1)(2)	8,400	78
Immunomedics (1)(2)	14,800	46
Incyte (1)(2)	10,300	114
Isis Pharmaceuticals (1)(2)	9,605	92
Lexicon Pharmaceuticals (1)(2)	12,600	16
Ligand Pharmaceuticals, Class B (1)(2)	5,865	9
Martek Biosciences (1)(2)	1,800	43
Neurocrine Biosciences (1)(2)	9,200	51
NPS Pharmaceuticals (2)	6,000	39
ONYX Pharmaceuticals (2)	3,200	69
OXiGENE (1)(2)	27,100	10
Progenics Pharmaceuticals (1)(2)	4,200	23
Regeneron Pharmaceuticals (1)(2)	4,300	96
RXi Pharmaceuticals (1)(2)	10,219	27
Sangamo BioSciences (1)(2)	4,900	18
Theravance (1)(2)	4,700	59
Trimeris (1)(2)	6,400	14
Vertex Pharmaceuticals (1)(2)	8,200	270
		7,054

Health Care Equipment & Supplies 2.3%

Align Technology (1)(2)	5,800	86
American Medical Systems (1)(2)	6,000	133
Analogic (1)	1,100	50
Anika Therapeutics (1)(2)	6,100	36
Baxter International	21,300	866
Beckman Coulter	2,400	145
Becton, Dickinson & Company	8,100	548
Boston Scientific (2)	58,439	339
C.R. Bard	2,900	225

Cantel Medical (1)	2,200	37
CareFusion (2)	7,152	162
Cerus (1)(2)	4,800	15
Cooper Companies (1)	2,600	103
Covidien	17,700	711
Dentsply International	5,700	170
Edwards Lifesciences (2)	4,720	264
Exactech (1)(2)	3,800	65
Gen-Probe (2)	3,100	141
Haemonetics (1)(2)	1,200	64
Healthtronics (1)(2)	10,200	49
Hologic (2)	10,544	147
Hospira (2)	5,890	338
ICU Medical (1)(2)	2,600	84
IDEXX Laboratories (1)(2)	2,300	140
Immucor (2)	5,200	99
Integra LifeSciences (1)(2)	1,900	70
Intuitive Surgical (2)	1,800	568
Invacare (1)	800	17
Inverness Medical Innovations (1)(2)	3,680	98
Kinetic Concepts (1)(2)	2,900	106
Medical Action Industries (2)	4,650	56
Medtronic	38,420	1,394
NMT Medical (2)	5,100	3
OraSure Technologies (1)(2)	4,500	21
Palomar Medical Technologies (1)(2)	1,400	16
ResMed (1)(2)	3,000	182
RTI Biologics (1)(2)	7,000	21
St. Jude Medical (2)	11,800	426
Steris	2,600	81
Stryker	9,400	471
SurModics (1)(2)	4,900	80
Synergetics USA (1)(2)	27,100	72
Teleflex	1,700	92

Thoratec (2)	2,800	120
Varian Medical Systems (2)	5,000	261
West Pharmaceutical Services (1)	1,700	62
Zimmer Holdings (2)	7,160	387
Zoll Medical (1)(2)	2,300	62
		9,683
Health Care Providers & Services 2.2%		
Aetna	16,000	422
AmerisourceBergen	10,864	345
AMN Healthcare Services (1)(2)	3,252	24
AmSurg, Class A (1)(2)	3,500	62
Bioscrip (2)	7,400	39
Birner Dental Management Services (1)	1,900	32
Brookdale Senior Living (2)	2,900	44
Cardinal Health	12,905	434
CIGNA	9,200	286
Community Health System (2)	4,500	152
CorVel (2)	1,625	55
Coventry Health Care (2)	6,914	122
Cross Country Healthcare (1)(2)	4,300	39
DaVita (2)	4,199	262
Emeritus (1)(2)	1,900	31
Express Scripts (2)	20,400	959
Gentiva Health Services (2)	3,275	88
Health Management (2)	12,500	97
Health Net (2)	5,000	122
Henry Schein (1)(2)	3,400	187
Hooper Holmes (2)	5,300	3
Humana (2)	6,700	306
Laboratory Corporation of America (1)(2)	3,500	264
Landauer (1)	1,300	79
LifePoint Hospitals (2)	3,547	111
Lincare (1)(2)	4,200	137

McKesson	9,851	662
Medco (2)	17,892	986
Omnicare	3,800	90
Patterson Companies	3,800	108
PharMerica (1)(2)	4,152	61
PSS World Medical (2)	3,000	63
Psychemedics	3,075	25
Psychiatric Solutions (2)	3,400	111
Quest Diagnostics	5,500	274
Rural/Metro (2)	11,600	94
Sunrise Senior Living (1)(2)	5,600	16
Tenet Healthcare (2)	19,750	86
UnitedHealth Group	40,022	1,137
Universal Health Services	4,200	160
VCA Antech (1)(2)	4,700	116
WellPoint (2)	15,704	768
		9,459

Health Care Technology 0.1%

Allscripts Misys Healthcare Solution (2)	6,000	97
Cerner (1)(2)	2,300	174
Omnicell (2)	4,500	53
Quality Systems (1)	1,000	58
		382

Life Sciences Tools & Services 0.6%

Albany Molecular Research (2)	3,600	19
Bio-Rad Laboratories, Class A (2)	700	60
Bruker (1)(2)	6,100	74
Charles River Laboratories International (2)	1,368	47
Covance (1)(2)	2,800	144
Dionex (1)(2)	900	67
Furiex Pharmaceuticals (1)(2)(3)	508	5
Illumina (2)	6,000	261

United Technologies	32,904	2,136
		10,881
Air Freight & Logistics 0.8%		
C.H. Robinson Worldwide (1)	6,700	373
Expeditors International of Washington	8,500	293
FedEx	10,800	757
Forward Air (1)	2,850	78
UPS, Class B	35,400	2,014
		3,515
Airlines 0.3%		
AirTran (1)(2)	9,500	46
Alaska Air (2)	1,700	76
AMR (2)	13,500	92
Continental Airlines, Class B (1)(2)	8,300	183
Delta Air Lines (2)	23,800	280
SkyWest (1)	14,200	173
Southwest Airlines	24,037	267
U.S. Airways (1)(2)	15,900	137
		1,254
Building Products 0.1%		
AAON (1)	3,525	82
Ameron International (1)	900	54
Lennox International	2,200	92
Masco	12,600	136
Owens Corning (2)	3,800	114
Quanex Building Products	4,000	69
Universal Forest Products (1)	1,400	42
USG (1)(2)	4,700	57
		646
Commercial Services & Supplies 0.7%		
Acco Brands (1)(2)	6,569	33

Avery Dennison	4,200	135
Brinks	1,600	30
Cintas (1)	4,200	101
Consolidated Graphics (2)	1,300	56
Copart (2)	2,950	106
Corrections Corporation of America (2)	4,268	81
Covanta (1)(2)	6,800	113
Deluxe	1,700	32
G & K Services, Class A	1,500	31
GEO (1)(2)	2,700	56
Herman Miller (1)	4,200	79
HNI Corporation	2,200	61
IHS (1)(2)	2,000	117
Kimball International, Class B (1)	3,700	20
McGrath RentCorp (1)	2,500	57
Pitney Bowes (1)	6,400	141
R.R. Donnelley	7,400	121
Republic Services	14,297	425
Rollins (1)	3,600	74
Stericycle (1)(2)	3,900	256
Sykes Enterprises (2)	3,700	53
Team (1)(2)	2,300	30
Tetra Tech (2)	3,225	63
United Stationers (2)	1,000	54
Viad (1)	2,200	39
Waste Connections (1)(2)	3,150	110
Waste Management (1)	15,460	484
		2,958

Construction & Engineering 0.3%

Dycom Industries (2)	3,300	28
EMCOR (1)(2)	3,900	90
Fluor	6,200	263
Granite Construction (1)	1,550	37

Industrial Conglomerates 2.1%

3M	27,200	2,149
Carlisle Companies	2,800	101
GE	375,706	5,418
McDermott International (2)	10,300	223
Otter Tail (1)	3,900	75
Roper Industries	3,100	174
Textron (1)	10,900	185
Tredegar (1)	3,300	54
Tyco International	18,063	636
		9,015

Machinery 2.2%

3-D Systems (1)(2)	2,600	33
Actuant, Class A	3,380	64
AGCO (1)(2)	4,000	108
Ampco Pittsburgh (1)	2,100	44
Arvinmeritor (1)(2)	5,200	68
Briggs & Stratton (1)	2,100	36
Bucyrus International, Class A	4,200	199
Cascade (1)	1,500	53
Caterpillar	21,600	1,298
Crane	2,100	63
Cummins Engine	7,900	515
Danaher	18,000	668
Deere	15,300	852
Donaldson (1)	2,600	111
Dover	6,200	259
Dynamic Materials (1)	2,000	32
Eaton	5,100	334
EnPro Industries (1)(2)	2,068	58
ESCO Technologies (1)	1,500	39
Flowserve	2,200	187
Force Protection (1)(2)	6,200	25

Graco (1)	2,887	81
Harsco	3,800	89
IDEX	2,500	71
Illinois Tool Works	14,700	607
Ingersoll-Rand	11,400	393
John Bean Technologies (1)	3,909	60
Joy Global	4,300	215
Kennametal (1)	4,000	102
Lincoln Electric Holdings	1,700	87
Manitowoc (1)	4,800	44
Middleby (2)	1,604	85
Mueller Water Products (1)	11,404	42
NACCO Industries	500	44
Nordson (1)	2,400	135
Oshkosh (2)	5,500	171
PACCAR (1)	13,862	553
Pall	4,900	168
Parker Hannifin	6,178	343
Pentair (1)	3,500	113
Robbins & Myers	3,600	78
Snap-On	2,100	86
SPX	2,304	122
Tecumseh Products, Class A (1)(2)	2,100	23
Terex (1)(2)	4,400	82
Timken	4,200	109
Toro (1)	1,400	69
Trinity Industries (1)	2,950	52
Valmont Industries (1)	1,500	109
Wabtec (1)	2,425	97
Watts Water Technologies, Class A (1)	1,900	54
		9,330
Marine 0.1%		
Alexander & Baldwin	1,400	42

International Shipholding (1)	2,500	55
Kirby Corporation (1)(2)	3,100	119
Overseas Shipholding (1)	2,900	107
		323

Professional Services 0.3%

Administaff (1)	1,700	41
Advisory Board (2)	2,000	86
Barrett Business (1)	3,100	38
Corporate Executive Board	2,900	76
CoStar (1)(2)	1,300	51
Diamond Management & Technology Consultants (1)	4,500	46
Dun & Bradstreet	1,900	128
Equifax	4,800	135
FTI Consulting (1)(2)	2,200	96
Hudson Highland Group (1)(2)	4,314	19
Korn/Ferry (2)	3,000	42
Manpower	2,900	125
Robert Half International (1)	4,900	115
School Specialty (2)	2,000	36
SFN Group (1)(2)	5,300	29
Thomas Group (2)	4,800	3
TrueBlue (2)	3,700	41
VSE (1)	1,100	35
		1,142

Road & Rail 0.7%

Con-Way	1,500	45
CSX	15,000	745
Hertz Global Holdings (1)(2)	5,600	53
J.B. Hunt Transport Services	4,400	144
Kansas City Southern Industries (2)	4,200	153
Knight Transportation (1)	4,350	88
Landstar System	2,600	101

Norfolk Southern	7,600	403
Ryder System	2,200	89
Union Pacific	18,100	1,258
USA Truck (1)(2)	3,500	56
Werner Enterprises (1)	2,575	56
		3,191

Trading Companies & Distributors 0.2%

Applied Industrial Technologies (1)	3,075	78
Fastenal (1)	4,500	226
GATX (1)	2,300	61
Interline Brands (1)(2)	3,600	62
MSC Industrial Direct	1,600	81
United Rentals (1)(2)	3,648	34
W. W. Grainger	2,200	219
WESCO International (1)(2)	1,700	57
		818
Total Industrials & Business Services		47,051

INFORMATION TECHNOLOGY 18.0%

Communications Equipment 2.1%

ADC Telecommunications (2)	3,621	27
ADTRAN	2,600	71
Anaren (1)(2)	4,700	70
Arris Group (2)	6,561	67
Aviat Networks (1)(2)	5,667	20
Blue Coat Systems (1)(2)	3,800	78
Brocade Communications Systems (2)	20,283	105
Ciena (1)(2)	4,463	57
Cisco Systems (2)	204,168	4,351
Commscope (2)	2,913	69
Ditech Networks (1)(2)	3,600	4
Echostar (2)	3,880	74

EMS Technologies (1)(2)	900	13
Emulex (2)	3,900	36
Extreme Networks (1)(2)	10,800	29
Finisar (1)(2)	1,675	25
Harmonic (1)(2)	7,159	39
InterDigital (1)(2)	2,600	64
Ixia (2)	8,100	70
JDS Uniphase (1)(2)	10,144	100
Juniper Networks (2)	19,650	448
Lantronix, Warrant, 2/15/11 (2)	5	—
Motorola (2)	81,640	532
Optical Cable (2)	12,869	38
Palm (2)	11,000	63
Plantronics (1)	2,500	71
Polycom (1)(2)	3,900	116
Powerwave Technologies (1)(2)	13,537	21
Qualcomm	61,400	2,016
SeaChange International (1)(2)	5,700	47
Sonus Networks (1)(2)	18,100	49
Sycamore Networks (1)	1,180	20
Tekelec (1)(2)	3,700	49
Tellabs	14,057	90
		8,929
Computers & Peripherals 3.8%		
ADPT (1)(2)	11,200	32
Apple (2)	33,000	8,300
Avid Technology (1)(2)	2,400	31
Dell (2)	63,100	761
Diebold (1)	2,100	57
Dot Hill (1)(2)	5,900	7
Electronics for Imaging (1)(2)	2,900	28
EMC (2)	74,476	1,363
Hewlett-Packard	85,218	3,688

Imation (1)(2)	1,300	12
Intermec (1)(2)	2,400	25
LaserCard (2)	7,400	33
Lexmark International (1)(2)	3,000	99
NCR (2)	7,000	85
NetApp (2)	13,200	492
Presstek (1)(2)	6,400	23
QLogic (2)	4,622	77
Quantum (1)(2)	15,900	30
Rimage (1)(2)	3,100	49
SanDisk (2)	9,500	400
Seagate Technology (2)	17,200	224
Silicon Graphics International (1)(2)	4,000	28
Socket Mobile (1)(2)	1,470	4
Teradata (2)	7,100	216
Western Digital (2)	9,500	287
		16,351

Electronic Equipment, Instruments & Components 1.0%

Agilent Technologies (2)	12,587	358
Amphenol, Class A	6,500	255
Anixter International (1)(2)	1,500	64
Arrow Electronics (2)	4,300	96
Avnet (2)	5,148	124
AVX	2,700	35
Benchmark Electronics (2)	2,075	33
Brightpoint (1)(2)	6,180	43
Cogent (1)(2)	3,100	28
Corning	55,210	892
Daktronics (1)	3,600	27
Dolby Laboratories, Class A (2)	2,500	157
Electro Scientific Industries (2)	1,900	25
First Solar (1)(2)	2,000	228
Ingram Micro, Class A (2)	4,100	62

Insight Enterprises (2)	4,750	63
Jabil Circuit	7,300	97
Maxwell Technologies (1)(2)	5,100	58
Mercury Computer Systems (1)(2)	3,100	36
Molex (1)	4,350	79
Multi Fineline Elecronix (1)(2)	1,900	47
NAPCO Security Technologies (2)	15,215	29
National Instruments	2,500	79
Newport (1)(2)	2,100	19
Nu Horizons Electronics (1)(2)	10,950	34
Park Electrochemical (1)	2,100	51
Plexus (2)	2,400	64
Sanmina-SCI (1)(2)	2,802	38
Sunpower (1)(2)	4,400	53
Sunpower, Class B (1)(2)	1,453	16
Tech Data (2)	2,600	93
Technitrol (1)	1,500	5
Trimble Navigation (1)(2)	5,394	151
TTM Technologies (1)(2)	5,800	55
Tyco Electronics	16,200	411
Vishay Intertechnology (2)	11,320	88
X-Rite (1)(2)	11,300	42
Zygo (2)	3,700	30
		4,065

Internet Software & Services 1.5%

Akamai Technologies (1)(2)	7,200	292
Art Technology Group (1)(2)	16,000	55
Earthlink (1)	1,930	15
eBay (2)	40,100	786
Google, Class A (2)	8,710	3,876
Monster Worldwide (1)(2)	5,000	58
RealNetworks (1)(2)	9,400	31
Reis (2)	10,500	68

The Knot (1)(2)	2,500	20
United Online (1)	4,850	28
VeriSign (2)	8,740	232
WebMD Health (2)	2,581	120
Yahoo! (2)	46,032	637
		6,218
IT Services 3.1%		
Accenture, Class A	22,200	858
Acxiom (2)	4,500	66
Alliance Data Systems (1)(2)	2,700	161
Analysts International (2)	1,140	3
Automatic Data Processing	17,000	684
Broadridge Financial Solutions	6,125	117
CACI International, Class A (1)(2)	1,300	55
Ciber (1)(2)	9,000	25
Cognizant Technology Solutions (2)	12,000	601
Computer Sciences	5,600	253
Convergys (1)(2)	5,200	51
CoreLogic	3,285	58
CSG Systems International (2)	2,000	37
CyberSource (2)	5,406	138
DST Systems	2,100	76
Fidelity National Information	13,282	356
Fiserv (2)	6,175	282
Forrester Research (2)	1,800	54
Global Payments	3,360	123
Hewitt Associates, Class A (2)	3,080	106
IBM	45,690	5,642
iGate (1)	4,600	59
Iron Mountain	6,262	141
Kratos Defense & Security Solutions (1)(2)	1,730	18
Lender Processing Services	3,771	118
Management Network Group (1)(2)	880	2

Mastech Holdings (1)(2)	10,681	33
MasterCard, Class A	3,700	738
Maximus	1,600	93
Moneygram International (1)(2)	4,800	12
Paychex (1)	11,287	293
Sapient	9,300	94
Startek (1)(2)	3,500	14
TeleTech Holdings (1)(2)	4,000	52
The Hackett Group (1)(2)	5,020	14
Total System Services (1)	9,126	124
Unisys (1)(2)	1,500	28
Visa, Class A	17,800	1,259
Western Union	26,651	397
		13,235

Office Electronics 0.1%

Xerox	50,185	403
Zebra Technologies (2)	2,150	55
		458

Semiconductor & Semiconductor Equipment 2.7%

Actel (1)(2)	2,900	37
Advanced Energy Industries (1)(2)	6,800	84
Advanced Micro Devices (1)(2)	22,300	163
Altera	9,500	236
Amkor Technology (1)(2)	10,600	58
Analog Devices	10,600	295
Applied Materials	41,878	503
Applied Micro Circuits (2)	5,260	55
Atheros Communications (2)	2,800	77
Atmel (2)	16,800	81
Axcelis Technologies (1)(2)	28,814	45
Broadcom, Class A	15,550	513
Brooks Automation (1)(2)	4,854	37

Cabot Microelectronics (1)(2)	1,664	58
Cirrus Logic (1)(2)	8,900	141
Cognex (1)	2,200	39
Cohu (1)	3,800	46
Conexant Systems (1)(2)	6,641	15
Cree (1)(2)	3,900	234
Cymer (2)	1,200	36
Cypress Semiconductor (1)(2)	5,300	53
Diodes (1)(2)	4,962	79
DSP Group (1)(2)	4,500	29
Energy Conversion Devices (1)(2)	2,700	11
Entegris (2)	6,092	24
Fairchild Semiconductor, Class A (2)	2,600	22
FEI (1)(2)	2,200	43
Integrated Device Technology (1)(2)	8,050	40
Intel	196,390	3,820
International Rectifier (1)(2)	2,900	54
Intersil, Class A (1)	3,596	43
KLA-Tencor	5,400	151
Kopin (1)(2)	10,600	36
Kulicke & Soffa (1)(2)	3,700	26
Lam Research (2)	4,700	179
Lattice Semiconductor (2)	4,800	21
Linear Technology	7,600	211
LSI (2)	24,078	111
LTX Credence (1)(2)	4,700	13
Marvell Technology Group (2)	18,900	298
Mattson Technology (1)(2)	7,100	27
Maxim Integrated Products (1)	8,321	139
MEMC Electronic Materials (1)(2)	8,700	86
Micrel (1)	4,700	48
Microchip Technology	5,664	157
Micron Technology (1)(2)	30,869	262
Microsemi (2)	3,400	50

MIPS Technologies (1)(2)	8,400	43
MKS Instruments (1)(2)	2,213	41
MoSys (1)(2)	15,700	69
Nanometrics (2)	8,500	86
National Semiconductor	8,200	110
Novellus Systems (2)	4,000	101
NVIDIA (2)	23,200	237
Omnivision Technologies (1)(2)	4,300	92
ON Semiconductor (1)(2)	20,130	128
Pericom Semiconductor (1)(2)	1,900	18
QuickLogic (1)(2)	15,100	44
Rambus (1)(2)	3,700	65
RF Micro Devices (1)(2)	18,009	70
Rudolph Technologies (1)(2)	2,800	21
Semtech (2)	2,600	43
Silicon Laboratories (1)(2)	2,200	89
Skyworks Solutions (2)	6,379	107
Teradyne (1)(2)	5,500	54
Texas Instruments	44,100	1,027
TriQuint Semiconductor (2)	13,190	81
Varian Semiconductor Equipment (2)	2,650	76
Xilinx	8,500	215
Zoran (2)	2,814	27
		11,630

Software 3.7%

Activision Blizzard	26,308	276
Adobe Systems (2)	20,280	536
Advent Software (1)(2)	1,300	61
Ansys (2)	4,641	188
Ariba (1)(2)	6,838	109
Autodesk (2)	7,300	178
Blackboard (1)(2)	2,500	93
BMC Software (2)	6,500	225

CA	13,231	243
Cadence Design (2)	12,800	74
Citrix (2)	6,500	275
Compuware (2)	11,000	88
Electronic Arts (2)	12,400	179
FactSet Research Systems	1,850	124
Fair Isaac (1)	2,672	58
Informatica (1)(2)	4,500	107
Intuit (2)	11,700	407
Jack Henry & Associates (1)	4,000	96
JDA Software Group (2)	2,400	53
Manhattan Associates (1)(2)	1,500	41
McAfee (2)	5,637	173
Mentor Graphics (2)	5,000	44
Microsoft	279,650	6,435
NetScout (2)	5,200	74
Novell (2)	12,934	73
Nuance Communications (1)(2)	10,624	159
OPNET Technologies (1)	4,300	63
Oracle	137,700	2,955
Parametric Technology (2)	6,180	97
Progress Software (1)(2)	2,600	78
Quest Software (1)(2)	3,800	69
Red Hat (2)	13,700	396
Renaissance Learning (1)	1,700	25
RightNow Technologies (2)	5,000	78
Rovi (1)(2)	3,500	133
S1 (2)	5,800	35
Salary.com (1)(2)	17,400	44
Salesforce.com (2)	1,700	146
Sonicwall (2)	6,100	72
Sourcefire (1)(2)	5,300	101
Sybase (2)	2,781	180
Symantec (2)	31,864	442

Symyx Technologies (1)(2)	1,500	8
Synopsys (2)	4,470	93
THQ (1)(2)	3,975	17
TiVo (1)(2)	6,600	49
Websense (1)(2)	3,300	62
		15,512
Total Information Technology		76,398

MATERIALS 3.7%

Chemicals 2.0%

A. Schulman	2,800	53
Air Products & Chemicals	7,600	493
Airgas	3,100	193
Arch Chemicals (1)	2,500	77
Ashland	2,909	135
Cabot	3,800	92
Calgon Carbon (1)(2)	5,300	70
Celanese, Series A	5,100	127
CF Industries	2,528	160
Cytec Industries	1,700	68
Dow Chemical	42,799	1,015
DuPont	33,009	1,142
Eastman Chemical	2,400	128
Ecolab	7,900	355
Ferro (1)(2)	4,900	36
FMC	3,000	172
H.B. Fuller	3,700	70
Hawkins Chemical (1)	2,831	68
Huntsman	10,500	91
International Flavors & Fragrances	2,600	110
Intrepid Potash (1)(2)	2,300	45
Lubrizol	2,400	193
Minerals Technologies	900	43

Monsanto	20,060	927
Mosaic	6,400	250
Nalco Holding	5,100	104
NL Industries (1)	5,600	34
OMNOVA Solutions (2)	11,500	90
PPG Industries	5,800	350
Praxair	11,600	882
RPM International	3,300	59
Scotts Miracle Gro (1)	1,800	80
Sensient Technologies (1)	3,500	91
Sherwin-Williams (1)	3,800	263
Sigma Aldrich	4,900	244
Spartech (1)(2)	4,100	42
Valspar	3,300	99
Zep (1)	2,800	49
		8,500
Construction Materials 0.1%		
Eagle Materials (1)	2,998	78
Martin Marietta Materials (1)	1,500	127
Vulcan Materials	4,366	191
		396
Containers & Packaging 0.3%		
AptarGroup	2,800	106
Ball	3,400	180
Bemis	2,100	57
Crown Cork & Seal (2)	5,500	138
Myers Industries (1)	6,960	56
Owens-Illinois (2)	6,500	172
Packaging Corporation of America	2,400	53
Pactiv (2)	4,900	136
Rock-Tenn, Class A	1,400	69
Sealed Air	6,200	122

Sonoco Products	1,500	46
Temple-Inland	3,300	68
		1,203
Metals & Mining 1.0%		
AK Steel (1)	3,200	38
Alcoa (1)	35,120	353
Allegheny Technologies (1)	3,950	175
Carpenter Technology	2,200	72
Cliffs Natural Resources	5,400	255
Coeur d' Alene Mines (2)	1,340	21
Commercial Metals	5,400	71
Freeport-McMoRan Copper & Gold	16,762	991
Hecla Mining (1)(2)	17,800	93
Mines Management (1)(2)	13,500	24
Newmont Mining	16,600	1,025
Nucor	12,000	459
Reliance Steel & Aluminum	3,000	109
Royal Gold	2,600	125
RTI International Metals (2)	2,500	60
Steel Dynamics	13,200	174
Stillwater Mining (1)(2)	3,805	44
Titanium Metals (2)	4,998	88
U.S. Steel (1)	5,200	201
Worthington Industries (1)	3,400	44
		4,422
Paper & Forest Products 0.3%		
Buckeye Technologies (2)	3,700	37
Clearwater Paper (2)	882	48
Domtar	1,933	95
Glatfelter (1)	1,800	20
International Paper	15,284	346
Louisiana Pacific (1)(2)	8,100	54

MeadWestvaco	5,452	121
Neenah Paper (1)	4,754	87
Schweitzer Mauduit (1)	1,500	76
Wausau Paper (1)(2)	2,900	20
Weyerhaeuser	6,800	239
		1,143
Total Materials		15,664

TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 2.2%

AT&T	209,061	5,057
Atlantic Tele Network (1)	2,000	83
CenturyLink (1)	8,660	288
Cincinnati Bell (2)	7,448	22
Frontier Communications (1)	11,292	80
General Communication, Class A (1)(2)	6,800	52
Level 3 Communications (2)	66,700	73
Paetec Holdings (1)(2)	17,000	58
Qwest Communications International	54,125	284
TW Telecom (2)	8,300	138
Verizon Communications	97,911	2,744
Windstream (1)	17,031	180
		9,059

Wireless Telecommunication Services 0.5%

American Tower, Class A (2)	14,920	664
Crown Castle International (2)	9,737	363
Leap Wireless International (1)(2)	3,100	40
MetroPCS Communications (1)(2)	14,700	120
NII Holdings, Class B (2)	7,000	228
SBA Communications (1)(2)	5,800	197
Sprint Nextel (2)	107,262	455
Telephone & Data Systems	2,800	85

U. S. Cellular (2)	1,100	45
		2,197
Total Telecommunication Services		11,256

UTILITIES 3.7%

Electric Utilities 1.8%

Allegheny Energy	6,800	141
Allete (1)	2,133	73
American Electric Power	16,840	544
Central Vermont Public Service (1)	2,500	49
Cleco	4,000	106
DPL	5,100	122
Duke Energy	43,052	689
Edison International	11,600	368
El Paso Electric (2)	3,900	75
Empire District Electric	4,300	81
Entergy	7,500	537
Exelon	24,224	920
FirstEnergy	9,760	344
Great Plains Energy (1)	5,170	88
Hawaiian Electric Industries (1)	4,100	93
IdaCorp (1)	3,700	123
Madison Gas & Electric (1)	3,400	122
NextEra Energy	14,400	702
NV Energy	8,200	97
Pepco Holdings	8,300	130
Pinnacle West Capital	3,200	116
PNM Resources (1)	5,950	66
PPL	16,500	412
Progress Energy	9,730	382
Southern Company	30,700	1,022
Unisource Energy (1)	2,800	84
United Illuminating (1)	2,266	57

Westar Energy (1)	4,200	91
		7,634
Gas Utilities 0.4%		
AGL Resources	4,300	154
Atmos Energy	5,800	157
EQT	4,900	177
Laclede Gas (1)	2,100	69
National Fuel Gas Company	3,400	156
Nicor (1)	1,800	73
ONEOK	4,800	207
Piedmont Natural Gas (1)	3,700	94
Questar	7,100	323
UGI	6,000	153
Washington Gas Light (1)	3,000	102
		1,665
Independent Power Producers & Energy Traders 0.2%		
AES (2)	27,555	255
Constellation Energy Group	7,100	229
Dynegy (2)	6,423	25
Mirant (2)	5,600	59
NRG Energy (2)	10,900	231
		799
Multi-Utilities 1.3%		
Alliant Energy	3,400	108
Ameren	7,400	176
Avista (1)	3,800	74
Black Hills (1)	2,700	77
CenterPoint Energy	12,300	162
CH Energy (1)	1,900	75
CMS Energy (1)	8,400	123
Consolidated Edison (1)	10,300	444
Dominion Resources	22,140	858

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the S&P Total Market Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2010:

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2010. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2010, totaled $(1,000) for the six months ended June 30, 2010.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2010, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments and the right to reclaim or obligation to return collateral executed with the same counterparty under a master netting arrangement.

As of June 30, 2010, the fund held equity futures with cumulative unrealized loss of $543,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2010, the fund recognized $174,000 of realized gain on Futures and a $820,000 change in unrealized loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2010, the fund’s exposure to futures, based on underlying notional amounts, was generally between 0% and 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On June 30, 2010, the value of loaned securities was $37,012,000; aggregate collateral received included U.S. government securities valued at $472,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $27,424,000 and $25,377,000, respectively, for the six months ended June 30, 2010.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2009, the fund had $46,041,000 of unused capital loss carryforwards, which expire: $3,721,000 in fiscal 2010, $1,163,000 in fiscal 2012, $21,632,000 in fiscal 2016, and $19,525,000 in fiscal 2017.

At June 30, 2010, the cost of investments for federal income tax purposes was $430,716,000. Net unrealized gain aggregated $31,049,000 at period-end, of which $89,674,000 related to appreciated investments and $58,625,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At June 30, 2010, approximately 9% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 9, 2010, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Adviser). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Adviser during the course of the year, as discussed below:

Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of the market turmoil during 2008 and 2009, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Contract and other benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Adviser may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Adviser. The Board noted that, under the Contract, the fund pays the Adviser a single fee based on the fund’s assets and that the Adviser, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared it with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was at or below the median for comparable funds, and the fund’s total expense ratio was below the median for comparable funds. (For these purposes, the Board assumed the fund’s management fee rate was equal to the single fee less the fund’s operating expenses.) The Board also reviewed the fee schedules for institutional accounts of the Adviser and its affiliates with smaller mandates. Management informed the Board that the Adviser’s responsibilities for institutional accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise and that the Adviser performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds that it advises than it does for institutional accounts. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 17, 2010